CONDENSED CONSOLIDATED STATEMENTS STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Conversion, Converted Instrument, Rate	8.00%
Series D Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage		8.00%
Series E Preferred Stock [Member]
Payments of Stock Issuance Costs	$ 43